                       Metropolitan Life Insurance Company
                [Metropolitan Life Insurance Company Letterhead]

May 4, 2009

Via EDGAR Transmission

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:  MetLife Insurance Company of Connecticut
     MetLife of CT Separate Account QPN ("Registrant")
     Post-Effective Amendment No. 1 to Form N-4
     Registration No. 333-156867
     Statement of Additional Information for MetLife Retirement Perspectives and Unallocated Group Variable Annuity

Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulation of the Securities Act of 1933 (the "Act") the MetLife of CT Separate Account QPN for Variable Annuities Statement of Additional Information dated May 1, 2009, which was filed electronically on April 7, 2009 under Rule 461 of the Act, does not differ from the Statement of Additional Information which would have been filed under Rule 497(c) of the Act.

Sincerely,


/s/ Myra L. Saul
Myra L. Saul
Associate General Counsel